Intangible Assets and Goodwill (Details) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
		Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 30, 2019	Apr. 22, 2019	Jun. 30, 2018	Jun. 27, 2018
Finite-Lived Intangible Assets [Line Items]
Short-Duration Contract, Discounted Liability, Discount Rate				19.00%						21.00%
Intangible Assets, Gross (Excluding Goodwill)				$ 152,330,000
Proceeds from Sale of Intangible Assets				5,000,000	$ 0	$ 0
Amortization of Intangible Assets				1,290,000	1,294,000	632,000
Finite-Lived Intangible Assets, Gross				16,115,000	15,626,000
Finite-Lived Intangible Assets, Accumulated Amortization				(2,929,000)	(1,926,000)
Finite-Lived Intangible Assets, Net				13,186,000	13,700,000
Intangible assets, net				13,186,000	13,700,000
Research and Development Expense				7,350,000	2,759,000	1,418,000
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	[1]			4,045,000.000	4,045,000.000
Finite-Lived Intangible Assets, Accumulated Amortization	[1]			(884,000.000)	(533,000.000)
Finite-Lived Intangible Assets, Net	[1]			3,161,000.000	3,512,000.000
Patented Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	[1]			11,500,000.000	11,011,000.000
Finite-Lived Intangible Assets, Accumulated Amortization	[1]			(1,741,000.000)	(1,203,000.000)
Finite-Lived Intangible Assets, Net	[1]			9,759,000.000	9,808,000.000
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	[1]			570,000.000	570,000.000
Finite-Lived Intangible Assets, Accumulated Amortization	[1]			(304,000.000)	(190,000.000)
Finite-Lived Intangible Assets, Net	[1]			266,000.000	380,000.000
Noden [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross (Excluding Goodwill)				$ 10,100,000			$ 32,600,000			$ 192,500,000
Intangible assets, net									$ 40,100,000
Impairment of Intangible Assets, Finite-lived					152,300,000
LENSAR [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life				15 years
DirectFlow [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			10 years
Proceeds from Sale of Intangible Assets			$ 5,000,000	$ 5,000,000
Precision Eye Services [Member] | LENSAR [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			20 years
third-party [Member] | LENSAR [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			15 years
Research and Development Expense		$ 3,500,000
Cash paid [Member] | third-party [Member] | LENSAR [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross								$ 2,000,000
Milestone [Member] | third-party [Member] | LENSAR [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross								$ 300,000
Operating Expense [Member]
Finite-Lived Intangible Assets [Line Items]
Quantifying Misstatement in Current Year Financial Statements, Amount				10,500,000
Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Quantifying Misstatement in Current Year Financial Statements, Amount				10,000,000
Discontinued Operations, Held-for-sale [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets				5,016,000	14,536,000	24,057,000
Intangible assets, net				10,112,000	37,618,000
Impairment of Intangible Assets, Finite-lived				22,490,000	152,330,000	0
Research and Development Expense				$ (41,000)	$ 196,000	$ 5,963,000

[1]	1 The Company acquired certain intangible assets as part of the Noden transaction. Those intangible assets are excluded from the table above and included in “Assets held for sale.” See Note 3, Discontinued Operations Classified as Assets Held for Sale, for additional information.2 The Company acquired certain intangible assets as part of its acquisition of LENSAR in May 2017. They are being amortized on a straight-line basis over a weighted-average period of 15 years. The intangible assets for customer relationships are being amortized using a double-declining method of amortization as such method better represents the economic benefits to be obtained. For a further discussion of the LENSAR transaction, see Note 25, Business Combinations.3 The Company acquired certain intangible assets as part of the foreclosure on certain of Direct Flow Medical assets. In August 2019, the Company sold the DFM, LLC intangible assets for $5.0 million in cash and a single-digit percentage of any net final award received as part of the acquirer’s monetization process using the intangible assets. Prior to the sale, these intangible assets were being amortized on a straight-line basis over a weighted-average period of 10 years.4 LENSAR acquired certain intangible assets for customer relationships from PES, which are being amortized using a double-declining method over a period of 20 years.5 LENSAR acquired certain intangible assets from a third-party, which are being amortized on a straight-line basis over a period of 15 years.